COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2019
COLLATERALIZED TRANSACTIONS
COLLATERALIZED TRANSACTIONS

16. COLLATERALIZED TRANSACTIONS

The Group accepted collateral in connection with client margin loans and security borrowing and lending transactions for consolidated account customers. The Group monitors required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through financial, credit, legal reporting system. Under applicable agreements, customers are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.

Margin loans are extended to customers on demand and are not committed facilities. Underlying collateral for margin loans is evaluated with respect to the liquidity of the collateral positions, valuation of securities, volatility analysis and an evaluation of industry concentrations. The Group’s collateral policies minimize the Group’s credit exposure to margin loans in the event of a customer’s default.

The following table summarizes the amounts related to collateralized transactions as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	US$	US$
Total client margin asset	2,036,488	332,460,879
Fulfillment of client margin financings	—	42,704,203
Fulfillment of client short sales	—	10,815,155
Securities lending to other brokers	—	55,098,508
Total collateral repledged	—	108,617,866